Other financial liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other financial liabilities
Schedule of amounts shown in the condensed consolidated balance sheets are analyzed

	June 30,	December 31,
Debt instruments	2025	2024
Other financial liabilities	300,808	322,891
Total	$300,808	$322,891
Less deferred financing fees	(1,907)	(2,174)
Total other financial liabilities, net of deferred financing fees	$298,901	$320,717
Less current portion, net of deferred financing fees	$(43,676)	$(43,644)
Other financial liabilities, net of current portion and deferred financing fees	$255,225	$277,073

Schedule of annual principal payments

Year ending June 30,	Amount
2026	$44,167
2027	44,167
2028	44,167
Thereafter	168,307
Total long-term debt and other financial liabilities	$300,808